Discontinued Operations - Summary of Non-Cash Adjustments Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations And Disposal Groups [Abstract]
Depreciation and amortization	$ 344	$ 393	$ 1,625	$ 1,630
Provision for excess inventory	$ 0	326	463	340
(Loss) gain on asset disposal		$ 22	$ (36)	$ 40